Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Restricted Stock [Member]
Non-vested Restricted Stock Shares Activity
A summary of non-vested restricted share activity during the years ended December 31, 2019 is presented below:

	Number of shares	Weighted average grant-date fair value
Outstanding as of December 31, 2018	4,900,000	18.45
Forfeited	(1,039,780)	18.45
Vested (1)	(1,810,754)	19.27

Outstanding as of December 31, 2019	2,049,466	3 1.50

Restricted Stock Units (RSUs) [Member]
Non-vested Restricted Stock Shares Activity
A summary of restricted share units activity during the years ended December 31, 2019 is presented below:

	Number of restricted share	Weighted average grant- date fair value	Weighted average remaining contractual life
		RMB	Years

Outstanding as of December 31, 2018	2,098,069	274.51	2.58
Granted	306	579.27
Vested	(289,451)	274.51
Forfeited	(14,338)	274.51

Outstanding as of December 31, 2019	1,794,586	274.55	2.58